Segment reporting (Tables)	12 Months Ended
Dec. 31, 2016
Table Text Block
Schedule Of Segment Reporting Information By Segment Text Block
December 31, 2016
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,224,771	$258,416	$(474)
Provision for loan losses		154,785	15,266	-
Non-interest income		243,368	21,651	(119)
Amortization of intangibles		11,479	665	-
Goodwill impairment charge		3,801	-	-
Depreciation expense		39,505	6,715	-
Other operating expenses		952,894	174,585	(779)
Income tax expense		75,615	36,712	92
Net income		$230,060	$46,124	$94
Segment assets		$29,841,854	$8,629,439	$(31,397)

December 31, 2016
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,482,713	$(60,658)	$-	$1,422,055
Provision (reversal of provision) for loan losses	170,051	(35)	-	170,016
Non-interest income	264,900	35,705	(2,669)	297,936
Amortization of intangibles	12,144	-	-	12,144
Goodwill impairment charge	3,801	-	-	3,801
Depreciation expense	46,220	654	-	46,874
Other operating expenses	1,126,700	68,694	(2,578)	1,192,816
Income tax expense (benefit)	112,419	(33,617)	(18)	78,784
Net income (loss)	$276,278	$(60,649)	$(73)	$215,556
Segment assets	$38,439,896	$4,982,113	$(4,760,400)	$38,661,609

December 31, 2015
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,231,585	$239,379	$-
Provision for loan losses		240,817	626	-
Non-interest income		464,786	22,667	125
Amortization of intangibles		10,465	554	-
Depreciation expense		40,440	6,272	-
Other operating expenses		970,201	188,102	-
Income tax expense (benefit)		116,058	(580,738)	-
Net income		$318,390	$647,230	$125
Segment assets		27,907,350	7,780,002	(129,038)

December 31, 2015
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,470,964	$(61,981)	$-	$1,408,983
Provision for loan losses	241,443	35	-	241,478
Non-interest income	487,578	34,486	(2,523)	519,541
Amortization of intangibles	11,019	-	-	11,019
Depreciation expense	46,712	762	-	47,474
Other operating expenses	1,158,303	74,212	(2,787)	1,229,728
Income tax benefit	(464,680)	(30,595)	103	(495,172)
Net income (loss)	$965,745	$(71,909)	$161	$893,997
Segment assets	35,558,314	4,945,704	(4,742,285)	35,761,733

December 31, 2014
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,288,889	$157,701	$-
Provision (reversal of provision) for loan losses		289,184	(18,850)	-
Non-interest income		283,251	64,319	-
Amortization of intangibles		7,351	809	-
Depreciation expense		39,062	6,617	-
Loss on early extinguishment of debt		-	532	-
Other operating expenses		884,289	184,369	-
Income tax expense		77,973	3,101	-
Net income		$274,281	$45,442	$-
Segment assets		$27,384,169	$5,503,433	$(17,972)

December 31, 2014
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,446,590	$(501,518)	$-	$945,072
Provision (reversal of provision) for loan losses	270,334	(200)	-	270,134
Non-interest income	347,570	41,695	(2,750)	386,515
Amortization of intangibles	8,160	-	-	8,160
Depreciation expense	45,679	648	-	46,327
Loss on early extinguishment of debt	532	-	-	532
Other operating expenses	1,068,658	72,759	(2,752)	1,138,665
Income tax expense (benefit)	81,074	(22,796)	1	58,279
Net income (loss)	$319,723	$(510,234)	$1	$(190,510)
Segment assets	$32,869,630	$4,927,448	$(4,710,307)	$33,086,771

December 31, 2016
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$472,948	$742,854	$6,172	$2,797	$1,224,771
Provision for loan losses	12,884	141,901	-	-	154,785
Non-interest income	(91,411)	232,113	103,005	(339)	243,368
Amortization of intangibles	145	7,042	4,292	-	11,479
Goodwill impairment charge	-	-	3,801	-	3,801
Depreciation expense	16,956	21,684	865	-	39,505
Other operating expenses	251,375	631,234	70,624	(339)	952,894
Income tax expense	41,639	24,068	9,908	-	75,615
Net income	$58,538	$149,038	$19,687	$2,797	$230,060
Segment assets	$15,263,278	$17,592,743	$406,429	$(3,420,596)	$29,841,854

December 31, 2015
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$457,119	$760,157	$7,793	$6,516	$1,231,585
Provision for loan losses	101,840	138,977	-	-	240,817
Non-interest income	113,697	248,024	103,464	(399)	464,786
Amortization of intangibles	7	7,330	3,128	-	10,465
Depreciation expense	16,984	22,385	1,071	-	40,440
Other operating expenses	281,995	617,973	70,632	(399)	970,201
Income tax expense	48,793	55,429	11,836	-	116,058
Net income	$121,197	$166,087	$24,590	$6,516	$318,390
Segment assets	$12,169,349	$15,662,115	$392,658	$(316,772)	$27,907,350

December 31, 2014
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$512,920	$766,758	$9,207	$4	$1,288,889
Provision for loan losses	138,247	150,937	-	-	289,184
Non-interest income	6,217	178,434	98,794	(194)	283,251
Amortization of intangibles	4	6,836	511	-	7,351
Depreciation expense	16,445	21,513	1,104	-	39,062
Other operating expenses	257,970	558,521	67,992	(194)	884,289
Income tax expense	22,899	38,825	16,249	-	77,973
Net income	$83,572	$168,560	$22,145	$4	$274,281
Segment assets	$11,508,845	$17,654,762	$591,955	$(2,371,393)	$27,384,169

Schedule Of Revenues And Selected Balance Sheet Information By Geographic Area Table [TextBlock]
Geographic Information

(In thousands)	2016	2015	2014
Revenues:[1]
Puerto Rico	$1,361,663	$1,598,066	$1,024,416
United States	283,349	255,714	223,264
Other	74,979	74,744	83,907
Total consolidated revenues	$1,719,991	$1,928,524	$1,331,587

Selected Balance Sheet Information
(In thousands)	2016	2015	2014
Puerto Rico
Total assets	$28,813,289	$26,764,689	$26,267,180
Loans	16,880,868	17,477,070	17,704,170
Deposits	23,185,551	20,893,232	20,365,445
United States
Total assets	$8,928,475	$7,858,712	$5,689,061
Loans	5,799,562	4,873,504	3,568,564
Deposits	6,266,473	5,288,886	3,442,084
Other
Total assets	$919,845	$1,138,332	$1,130,530
Loans	755,017	778,656	780,483
Deposits [1]	1,044,200	1,027,605	1,000,006
[1] Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.